Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures, and sale of debt securities - Acquisitions (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures, and sale of debt securities
Acquisitions, investments and purchase of intangible assets, total purchase consideration	€ 109,785	€ 104,621	€ 137,626
Cash consideration, net of cash acquired	109,493	104,567	137,565
Assumed obligations and non-cash consideration	292	54	61
Acquisitions
Total acquisitions	15,594	231	3,203
Net cash paid for acquisitions	15,302	177	3,142
Assumed obligations and non-cash consideration	292	54	€ 61
Goodwill	14,302	€ 231
Amount of profit (loss) contributed by acquirees since acquisition date	1,370
Revenue of acquiree since acquisition date	6,475
Increase in assets as a result of business combinations	€ 23,055